UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

September 30, 2018

VIPBAL-QTLY-1118
1.808794.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Aptiv PLC	64,400	$5,403,160
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	154,506	9,584,007
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	78,900	4,109,112
Compass Group PLC	456,400	10,148,512
Dunkin' Brands Group, Inc.	46,900	3,457,468
Marriott International, Inc. Class A	62,891	8,303,499
McDonald's Corp.	131,500	21,998,635
Sea Ltd. ADR	315,500	4,363,365
Starbucks Corp.	111,190	6,320,040
U.S. Foods Holding Corp. (a)	214,700	6,617,054
Wyndham Destinations, Inc.	84,077	3,645,579
Wyndham Hotels & Resorts, Inc.	91,577	5,088,934
		74,052,198
Household Durables - 0.3%
Lennar Corp. Class A	135,700	6,335,833
Newell Brands, Inc.	224,000	4,547,200
		10,883,033
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	49,410	98,968,230
JD.com, Inc. sponsored ADR (a)	256,800	6,699,912
Netflix, Inc. (a)	62,600	23,420,538
The Booking Holdings, Inc. (a)	3,300	6,547,200
		135,635,880
Leisure Products - 0.1%
Mattel, Inc.	238,400	3,742,880
Media - 1.3%
Comcast Corp. Class A	759,090	26,879,377
MDC Partners, Inc. Class A (a)	275,921	1,145,072
Naspers Ltd. Class N	5,800	1,251,623
The Walt Disney Co.	171,600	20,066,904
Twenty-First Century Fox, Inc. Class A	125,900	5,832,947
		55,175,923
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	100,200	8,171,310
Specialty Retail - 1.8%
Home Depot, Inc.	167,308	34,657,852
Lowe's Companies, Inc.	130,200	14,949,564
O'Reilly Automotive, Inc. (a)	17,100	5,939,172
TJX Companies, Inc.	172,140	19,283,123
Ulta Beauty, Inc. (a)	14,400	4,062,528
		78,892,239
Textiles, Apparel & Luxury Goods - 0.4%
Arco Platform Ltd. Class A	60,500	1,379,400
NIKE, Inc. Class B	108,930	9,228,550
Prada SpA	462,500	2,215,505
Tapestry, Inc.	99,200	4,986,784
		17,810,239

TOTAL CONSUMER DISCRETIONARY		399,350,869

CONSUMER STAPLES - 4.2%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	54,700	4,788,196
Constellation Brands, Inc. Class A (sub. vtg.)	63,162	13,618,990
Keurig Dr. Pepper, Inc.	24,017	556,474
Monster Beverage Corp. (a)	106,026	6,179,195
The Coca-Cola Co.	592,186	27,353,071
		52,495,926
Food & Staples Retailing - 0.2%
Kroger Co.	80,269	2,336,631
Walgreens Boots Alliance, Inc.	80,020	5,833,458
		8,170,089
Food Products - 0.7%
Bunge Ltd.	85,928	5,904,113
Mondelez International, Inc.	332,700	14,292,792
The Kraft Heinz Co.	78,600	4,331,646
The Simply Good Foods Co. (a)	66,600	1,295,370
TreeHouse Foods, Inc. (a)	78,100	3,737,085
		29,561,006
Household Products - 0.5%
Colgate-Palmolive Co.	225,844	15,120,256
Procter & Gamble Co.	35,300	2,938,019
Spectrum Brands Holdings, Inc.	51,600	3,855,552
		21,913,827
Personal Products - 0.3%
Avon Products, Inc. (a)	869,600	1,913,120
Coty, Inc. Class A	111,404	1,399,234
Edgewell Personal Care Co. (a)	48,500	2,242,155
Estee Lauder Companies, Inc. Class A	22,492	3,268,537
Unilever NV (Certificaten Van Aandelen) (Bearer)	84,700	4,711,423
		13,534,469
Tobacco - 1.3%
Altria Group, Inc.	139,008	8,383,572
British American Tobacco PLC sponsored ADR	471,649	21,992,993
Philip Morris International, Inc.	308,956	25,192,272
		55,568,837

TOTAL CONSUMER STAPLES		181,244,154

ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	172,400	5,832,292
Hess Midstream Partners LP	52,300	1,192,963
Liberty Oilfield Services, Inc. Class A (b)	83,500	1,801,095
NCS Multistage Holdings, Inc. (a)	167,200	2,760,472
Oceaneering International, Inc.	47,700	1,316,520
Schlumberger Ltd.	25,500	1,553,460
		14,456,802
Oil, Gas & Consumable Fuels - 3.7%
Amyris, Inc. (a)	9,767	77,550
Anadarko Petroleum Corp.	136,149	9,177,804
Black Stone Minerals LP	97,100	1,768,191
BP PLC sponsored ADR	72,810	3,356,541
Cabot Oil & Gas Corp.	157,060	3,536,991
Centennial Resource Development, Inc. Class A (a)	123,600	2,700,660
Chevron Corp.	85,000	10,393,800
ConocoPhillips Co.	168,500	13,041,900
Devon Energy Corp.	285,700	11,410,858
EOG Resources, Inc.	119,500	15,244,615
Extraction Oil & Gas, Inc. (a)	95,350	1,076,502
Exxon Mobil Corp.	255,400	21,714,108
Magnolia Oil & Gas Corp.	115,000	1,726,150
Magnolia Oil & Gas Corp. Class A (a)	79,400	1,191,794
Marathon Petroleum Corp.	11,000	879,670
Noble Energy, Inc.	198,000	6,175,620
Parsley Energy, Inc. Class A (a)	207,800	6,078,150
Phillips 66 Co.	104,226	11,748,355
Pioneer Natural Resources Co.	43,700	7,612,103
PrairieSky Royalty Ltd.	114,834	2,017,252
Reliance Industries Ltd.	246,873	4,282,911
Suncor Energy, Inc.	237,480	9,189,216
Targa Resources Corp.	37,300	2,100,363
Valero Energy Corp.	98,800	11,238,500
Whiting Petroleum Corp. (a)	39,500	2,095,080
		159,834,684

TOTAL ENERGY		174,291,486

FINANCIALS - 8.5%
Banks - 3.8%
Bank of America Corp.	1,819,587	53,605,033
Citigroup, Inc.	582,954	41,821,120
First Horizon National Corp.	326,800	5,640,568
Huntington Bancshares, Inc.	1,513,038	22,574,527
KB Financial Group, Inc.	16,800	817,910
KeyCorp	426,500	8,483,085
PNC Financial Services Group, Inc.	76,100	10,364,059
Wells Fargo & Co.	421,700	22,164,552
		165,470,854
Capital Markets - 1.1%
Bank of New York Mellon Corp.	77,300	3,941,527
BlackRock, Inc. Class A	7,472	3,521,778
Cboe Global Markets, Inc.	61,125	5,865,555
E*TRADE Financial Corp. (a)	185,800	9,734,062
Goldman Sachs Group, Inc.	63,900	14,328,936
Invesco Ltd.	25,200	576,576
Oaktree Capital Group LLC Class A	46,500	1,925,100
TD Ameritrade Holding Corp.	101,600	5,367,528
Virtu Financial, Inc. Class A	108,100	2,210,645
		47,471,707
Consumer Finance - 1.4%
Capital One Financial Corp.	377,658	35,851,074
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
OneMain Holdings, Inc. (a)	266,529	8,958,040
PPDAI Group, Inc. ADR (a)	103,300	555,754
SLM Corp. (a)	492,452	5,490,840
Synchrony Financial	245,000	7,614,600
		58,470,308
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	11	3,520,001
KBC Ancora	38,000	1,931,569
Kimbell Royalty Partners LP	105,100	2,062,062
		7,513,632
Insurance - 2.0%
American International Group, Inc.	592,000	31,518,080
Aspen Insurance Holdings Ltd.	52,500	2,194,500
Hartford Financial Services Group, Inc.	143,000	7,144,280
Marsh & McLennan Companies, Inc.	37,533	3,104,730
MetLife, Inc.	560,600	26,191,232
RSA Insurance Group PLC	235,100	1,761,969
The Travelers Companies, Inc.	128,500	16,667,735
		88,582,526
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	57	79

TOTAL FINANCIALS		367,509,106

HEALTH CARE - 10.0%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	73,550	10,224,186
Amgen, Inc.	127,704	26,471,762
Biogen, Inc. (a)	35,691	12,609,987
Global Blood Therapeutics, Inc. (a)	42,569	1,617,622
Sarepta Therapeutics, Inc. (a)	35,100	5,669,001
Vertex Pharmaceuticals, Inc. (a)	91,900	17,712,806
		74,305,364
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	328,000	24,062,080
Align Technology, Inc. (a)	15,700	6,142,154
Baxter International, Inc.	221,700	17,090,853
Becton, Dickinson & Co.	97,600	25,473,600
Boston Scientific Corp. (a)	821,980	31,646,230
Intuitive Surgical, Inc. (a)	30,200	17,334,800
ResMed, Inc.	28,000	3,229,520
Wright Medical Group NV (a)	186,800	5,420,936
		130,400,173
Health Care Providers & Services - 3.1%
Aetna, Inc.	22,700	4,604,695
CVS Health Corp.	25,880	2,037,274
DaVita HealthCare Partners, Inc. (a)	111,600	7,993,908
Elanco Animal Health, Inc.	114,600	3,998,394
HCA Holdings, Inc.	120,700	16,791,784
Henry Schein, Inc. (a)	120,248	10,224,687
Humana, Inc.	60,300	20,412,756
Molina Healthcare, Inc. (a)	75,300	11,197,110
UnitedHealth Group, Inc.	204,489	54,402,254
		131,662,862
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	121,400	8,563,556
Thermo Fisher Scientific, Inc.	85,117	20,775,357
		29,338,913
Pharmaceuticals - 1.5%
Allergan PLC	62,923	11,985,573
AstraZeneca PLC sponsored ADR	326,600	12,923,562
Bristol-Myers Squibb Co.	317,060	19,683,085
Jazz Pharmaceuticals PLC (a)	33,300	5,598,729
Nektar Therapeutics (a)	8,400	512,064
Perrigo Co. PLC	106,100	7,511,880
Roche Holding AG (participation certificate)	35,272	8,529,314
		66,744,207

TOTAL HEALTH CARE		432,451,519

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	6,900	1,412,568
Lockheed Martin Corp.	7,650	2,646,594
Northrop Grumman Corp.	33,340	10,581,116
Raytheon Co.	21,260	4,393,592
Rockwell Collins, Inc.	9,000	1,264,230
The Boeing Co.	34,180	12,711,542
United Technologies Corp.	178,010	24,887,578
		57,897,220
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	107,477	12,547,940
Airlines - 0.4%
American Airlines Group, Inc.	355,775	14,704,181
JetBlue Airways Corp. (a)	70,900	1,372,624
		16,076,805
Building Products - 0.6%
Allegion PLC	75,036	6,796,011
USG Corp. (a)	450,900	19,528,479
		26,324,490
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	33,200	1,948,176
Construction & Engineering - 0.6%
AECOM (a)	735,365	24,017,021
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	252,150	12,494,033
Sunrun, Inc. (a)	1,268,935	15,785,551
Vivint Solar, Inc. (a)	1,096,470	5,701,644
		33,981,228
Industrial Conglomerates - 0.5%
3M Co.	12,470	2,627,554
General Electric Co.	1,239,800	13,997,342
Honeywell International, Inc.	43,740	7,278,336
		23,903,232
Machinery - 0.3%
Minebea Mitsumi, Inc.	273,400	4,956,909
WABCO Holdings, Inc. (a)	78,019	9,201,561
		14,158,470
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	7,851	11,029,642
Professional Services - 0.6%
Nielsen Holdings PLC	716,910	19,829,731
WageWorks, Inc. (a)	140,500	6,006,375
		25,836,106
Road & Rail - 0.7%
CSX Corp.	204,750	15,161,738
Norfolk Southern Corp.	76,730	13,849,765
		29,011,503
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	359,750	15,393,703

TOTAL INDUSTRIALS		292,125,536

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 0.1%
Finisar Corp. (a)	150,900	2,874,645
Internet Software & Services - 5.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	48,200	7,941,432
Alphabet, Inc.:
Class A (a)	22,362	26,992,723
Class C (a)	74,549	88,971,995
ANGI Homeservices, Inc. Class A (a)	167,613	3,935,553
Facebook, Inc. Class A (a)	398,604	65,554,414
Hortonworks, Inc. (a)	288,508	6,580,867
MINDBODY, Inc. (a)	431,288	17,531,857
MongoDB, Inc. Class A	68,400	5,578,020
NetEase, Inc. ADR	14,100	3,218,325
Shopify, Inc. Class A (a)	23,700	3,895,413
Tencent Holdings Ltd.	31,500	1,286,171
Velti PLC (a)(c)(d)	284,296	171
Wise Talent Information Technology Co. Ltd. (a)	54,600	161,463
		231,648,404
IT Services - 0.9%
Alliance Data Systems Corp.	88,000	20,782,080
DXC Technology Co.	44,000	4,114,880
FleetCor Technologies, Inc. (a)	9,000	2,050,560
Leidos Holdings, Inc.	64,000	4,426,240
PayPal Holdings, Inc. (a)	78,100	6,860,304
		38,234,064
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	88,600	2,736,854
Analog Devices, Inc.	28,100	2,598,126
Applied Materials, Inc.	105,500	4,077,575
Broadcom, Inc.	36,000	8,882,280
Lam Research Corp.	44,400	6,735,480
MACOM Technology Solutions Holdings, Inc. (a)	356,269	7,339,141
Marvell Technology Group Ltd.	119,000	2,296,700
Micron Technology, Inc. (a)	154,500	6,988,035
NVIDIA Corp.	80,000	22,481,600
NXP Semiconductors NV	16,800	1,436,400
ON Semiconductor Corp. (a)	229,705	4,233,463
Qualcomm, Inc.	302,697	21,803,265
Xilinx, Inc.	35,300	2,830,001
		94,438,920
Software - 5.4%
Activision Blizzard, Inc.	197,667	16,443,918
Adobe Systems, Inc. (a)	54,531	14,720,643
Autodesk, Inc. (a)	94,461	14,746,307
Avast PLC	994,800	3,675,924
Cardlytics, Inc. (a)	63,604	1,592,644
Citrix Systems, Inc. (a)	154,018	17,120,641
Electronic Arts, Inc. (a)	23,000	2,771,270
Kingsoft Corp. Ltd.	1,592,000	3,034,182
LINE Corp. (a)	14,300	602,460
Microsoft Corp.	972,000	111,167,640
Nuance Communications, Inc. (a)	780,600	13,519,992
Parametric Technology Corp. (a)	32,211	3,420,486
Red Hat, Inc. (a)	39,341	5,361,391
Salesforce.com, Inc. (a)	85,500	13,597,065
Symantec Corp.	23,000	489,440
Take-Two Interactive Software, Inc. (a)	25,700	3,546,343
Talend SA ADR (a)	90,300	6,297,522
Totvs SA	125,700	781,238
		232,889,106
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	517,666	116,857,920

TOTAL INFORMATION TECHNOLOGY		716,943,059

MATERIALS - 1.5%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	14,000	2,338,700
Axalta Coating Systems Ltd. (a)	29,400	857,304
DowDuPont, Inc.	348,877	22,436,280
FMC Corp.	15,400	1,342,572
LG Chemical Ltd.	4,780	1,574,409
Linde AG	20,400	4,824,720
LyondellBasell Industries NV Class A	77,700	7,965,027
Olin Corp.	101,700	2,611,656
Platform Specialty Products Corp. (a)	268,800	3,351,936
The Chemours Co. LLC	205,405	8,101,173
Westlake Chemical Corp.	39,804	3,308,110
		58,711,887
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	11,000	2,001,450
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	7,100	340,800
Packaging Corp. of America	7,800	855,582
		1,196,382
Metals & Mining - 0.1%
Antofagasta PLC	47,700	531,572
First Quantum Minerals Ltd.	27,400	312,046
Freeport-McMoRan, Inc.	99,200	1,380,864
Newmont Mining Corp.	61,100	1,845,220
		4,069,702

TOTAL MATERIALS		65,979,421

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	71,700	1,569,513
American Tower Corp.	96,800	14,065,040
Ant International Co. Ltd. Class C (c)(d)	621,699	3,487,731
Boston Properties, Inc.	51,500	6,339,135
Colony NorthStar, Inc.	119,283	726,433
CorePoint Lodging, Inc.	38,000	739,100
Corporate Office Properties Trust (SBI)	115,300	3,439,399
Corrections Corp. of America	37,900	922,107
Crown Castle International Corp.	13,500	1,502,955
Equinix, Inc.	15,400	6,666,506
Equity Lifestyle Properties, Inc.	13,400	1,292,430
Front Yard Residential Corp. Class B	179,700	1,949,745
Healthcare Trust of America, Inc.	50,900	1,357,503
Outfront Media, Inc.	50,320	1,003,884
Pennsylvania Real Estate Investment Trust (SBI) (b)	56,000	529,760
Prologis, Inc.	108,300	7,341,657
Public Storage	41,700	8,407,971
Spirit MTA REIT	35,750	411,840
Spirit Realty Capital, Inc.	315,600	2,543,736
Store Capital Corp.	129,100	3,587,689
The Macerich Co.	27,400	1,514,946
VEREIT, Inc.	115,400	837,804
		70,236,884
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	74,657	1,559,585
Cushman & Wakefield PLC	109,700	1,863,803
VICI Properties, Inc.	33,300	719,946
		4,143,334

TOTAL REAL ESTATE		74,380,218

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	1,375,871	46,201,748
Verizon Communications, Inc.	208,272	11,119,642
		57,321,390
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	196,903	13,818,653

TOTAL TELECOMMUNICATION SERVICES		71,140,043

UTILITIES - 1.8%
Electric Utilities - 1.2%
Duke Energy Corp.	11,100	888,222
Edison International	56,100	3,796,848
Entergy Corp.	32,800	2,661,064
Evergy, Inc.	38,825	2,132,269
Eversource Energy	10,900	669,696
Exelon Corp.	241,335	10,536,686
FirstEnergy Corp.	141,200	5,248,404
NextEra Energy, Inc.	72,751	12,193,068
PG&E Corp.	119,350	5,491,294
PPL Corp.	212,100	6,206,046
Southern Co.	39,700	1,730,920
		51,554,517
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	58,000	2,169,200
The AES Corp.	208,600	2,920,400
		5,089,600
Multi-Utilities - 0.5%
Dominion Resources, Inc.	103,050	7,242,354
Public Service Enterprise Group, Inc.	102,100	5,389,859
SCANA Corp.	63,300	2,461,737
Sempra Energy	42,898	4,879,648
		19,973,598

TOTAL UTILITIES		76,617,715

TOTAL COMMON STOCKS
(Cost $2,201,524,751)		2,852,033,126

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $411,368)	28,800	416,752
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.96% to 2.18% 10/25/18 to 12/27/18 (e)
(Cost $2,969,130)	2,980,000	2,968,978
	Shares	Value

Fixed-Income Funds - 31.0%
Fidelity High Income Central Fund 2 (f)	861,368	$96,938,328
Fidelity VIP Investment Grade Central Fund (f)	12,128,940	1,236,666,723
TOTAL FIXED-INCOME FUNDS
(Cost $1,346,547,437)		1,333,605,051

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.11% (g)	117,034,759	117,058,166
Fidelity Securities Lending Cash Central Fund 2.11% (g)(h)	1,460,814	1,460,960
TOTAL MONEY MARKET FUNDS
(Cost $118,515,126)		118,519,126
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,669,967,812)		4,307,543,033
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,149,141)
NET ASSETS - 100%		$4,304,393,892

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	468	Dec. 2018	$68,304,600	$140,057	$140,057

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,487,902 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,968,978.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,487,731
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$978,522
Fidelity High Income Central Fund 2	4,544,800
Fidelity Securities Lending Cash Central Fund	62,315
Fidelity VIP Investment Grade Central Fund	25,386,954
Total	$30,972,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$93,485,616	$4,544,559	$--	$--	$(1,091,847)	$96,938,328	10.9%
Fidelity VIP Investment Grade Central Fund	1,173,700,179	101,367,868	--	--	(38,401,324)	1,236,666,723	22.7%
Total	$1,267,185,795	$105,912,427	$--	$--	$(39,493,171)	$1,333,605,051

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$399,350,869	$399,350,869	$--	$--
Consumer Staples	181,244,154	171,744,535	9,499,619	--
Energy	174,291,486	174,291,486	--	--
Financials	367,509,106	366,691,196	817,910	--
Health Care	432,451,519	423,922,205	8,529,314	--
Industrials	292,125,536	281,095,894	11,029,642	--
Information Technology	716,943,059	715,054,257	1,888,631	171
Materials	66,396,173	66,396,173	--	--
Real Estate	74,380,218	70,892,487	--	3,487,731
Telecommunication Services	71,140,043	71,140,043	--	--
Utilities	76,617,715	76,617,715	--	--
U.S. Government and Government Agency Obligations	2,968,978	--	2,968,978	--
Fixed-Income Funds	1,333,605,051	1,333,605,051	--	--
Money Market Funds	118,519,126	118,519,126	--	--
Total Investments in Securities:	$4,307,543,033	$4,269,321,037	$34,734,094	$3,487,902
Derivative Instruments:
Assets
Futures Contracts	$140,057	$140,057	$--	$--
Total Assets	$140,057	$140,057	$--	$--
Total Derivative Instruments:	$140,057	$140,057	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

September 30, 2018

VIPDCA-QTLY-1118
1.808777.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Diversified Consumer Services - 0.3%
Career Education Corp. (a)	35,695	$532,926
Hotels, Restaurants & Leisure - 8.1%
Dalata Hotel Group PLC	222,640	1,770,699
Dunkin' Brands Group, Inc.	14,834	1,093,562
Las Vegas Sands Corp.	90,744	5,383,842
Marriott International, Inc. Class A	27,500	3,630,825
Royal Caribbean Cruises Ltd.	21,547	2,799,817
		14,678,745
Household Durables - 0.7%
Lennar Corp. Class A	18,671	871,749
TRI Pointe Homes, Inc. (a)	24,000	297,600
		1,169,349
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	3,600	7,210,800
Media - 1.4%
Interpublic Group of Companies, Inc.	55,000	1,257,850
Omnicom Group, Inc.	17,300	1,176,746
		2,434,596
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	11,300	1,085,930
Specialty Retail - 2.7%
Five Below, Inc. (a)	19,900	2,588,194
Home Depot, Inc.	5,100	1,056,465
TJX Companies, Inc.	11,200	1,254,624
		4,899,283
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	2,600	178,256

TOTAL CONSUMER DISCRETIONARY		32,189,885

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	5,400	1,268,352
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Berry Petroleum Corp.	4,800	84,576
Canadian Natural Resources Ltd.	24,300	793,638
Cheniere Energy, Inc. (a)	10,500	729,645
ConocoPhillips Co.	30,300	2,345,220
Encana Corp.	88,868	1,165,059
Whiting Petroleum Corp. (a)	26,703	1,416,327
		6,534,465
FINANCIALS - 11.9%
Capital Markets - 11.9%
Cboe Global Markets, Inc.	26,736	2,565,587
Charles Schwab Corp.	61,675	3,031,326
CME Group, Inc.	22,200	3,778,662
E*TRADE Financial Corp. (a)	32,200	1,686,958
Morgan Stanley	75,055	3,495,311
MSCI, Inc.	11,071	1,964,106
S&P Global, Inc.	15,500	3,028,545
T. Rowe Price Group, Inc.	17,800	1,943,404
		21,493,899
HEALTH CARE - 15.1%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	30,125	4,187,676
Amgen, Inc.	15,100	3,130,079
CareDx, Inc. (a)	500	14,425
Celgene Corp. (a)	5,001	447,539
		7,779,719
Health Care Equipment & Supplies - 4.2%
Abiomed, Inc. (a)	4,733	2,128,667
Align Technology, Inc. (a)	500	195,610
Boston Scientific Corp. (a)	41,700	1,605,450
Cardiovascular Systems, Inc. (a)	200	7,828
DexCom, Inc. (a)	1,900	271,776
Intuitive Surgical, Inc. (a)	3,700	2,123,800
Oxford Immunotec Global PLC (a)	1,200	19,476
ResMed, Inc.	7,901	911,301
Tandem Diabetes Care, Inc. (a)	1,200	51,408
The Cooper Companies, Inc.	700	194,005
		7,509,321
Health Care Providers & Services - 3.6%
HCA Holdings, Inc.	3,400	473,008
Humana, Inc.	5,700	1,929,564
UnitedHealth Group, Inc.	13,700	3,644,748
Wellcare Health Plans, Inc. (a)	1,500	480,735
		6,528,055
Health Care Technology - 0.5%
Teladoc Health, Inc. (a)	9,500	820,325
Pharmaceuticals - 2.5%
Eli Lilly & Co.	12,686	1,361,335
Johnson & Johnson	9,200	1,271,164
Mallinckrodt PLC (a)	15,700	460,167
The Medicines Company (a)	30,000	897,300
Zoetis, Inc. Class A	6,700	613,452
		4,603,418

TOTAL HEALTH CARE		27,240,838

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	322,605	1,148,905
TransDigm Group, Inc.	1,900	707,370
		1,856,275
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (a)	15,482	1,486,891
Building Products - 0.8%
Kingspan Group PLC (Ireland)	29,190	1,361,065
Commercial Services & Supplies - 2.2%
Cintas Corp.	4,900	969,269
Copart, Inc. (a)	53,848	2,774,787
KAR Auction Services, Inc.	3,600	214,884
		3,958,940
Machinery - 1.9%
Deere & Co.	22,400	3,367,392
Marine - 0.6%
Irish Continental Group PLC unit	166,000	1,002,218
Professional Services - 0.5%
Robert Half International, Inc.	12,800	900,864
Road & Rail - 1.5%
Union Pacific Corp.	17,215	2,803,118

TOTAL INDUSTRIALS		16,736,763

INFORMATION TECHNOLOGY - 33.3%
Internet Software & Services - 6.4%
Alphabet, Inc. Class C (a)	4,644	5,542,475
CarGurus, Inc. Class A	24,800	1,381,112
Farfetch Ltd. Class A	600	16,338
GoDaddy, Inc. (a)	42,156	3,515,389
Stamps.com, Inc. (a)	5,000	1,131,000
		11,586,314
IT Services - 6.8%
Broadridge Financial Solutions, Inc.	8,100	1,068,795
EPAM Systems, Inc. (a)	7,700	1,060,290
PayPal Holdings, Inc. (a)	57,989	5,093,754
Square, Inc. (a)	1,200	118,812
Visa, Inc. Class A	32,616	4,895,335
		12,236,986
Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	6,200	1,742,324
Software - 12.7%
Activision Blizzard, Inc.	12,300	1,023,237
Adobe Systems, Inc. (a)	23,200	6,262,840
Electronic Arts, Inc. (a)	7,386	889,939
Intuit, Inc.	13,400	3,047,160
Microsoft Corp.	64,700	7,399,739
Parametric Technology Corp. (a)	3,010	319,632
RealPage, Inc. (a)	14,155	932,815
Salesforce.com, Inc. (a)	12,945	2,058,643
Take-Two Interactive Software, Inc. (a)	7,409	1,022,368
		22,956,373
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	48,019	10,839,811
NetApp, Inc.	7,200	618,408
		11,458,219

TOTAL INFORMATION TECHNOLOGY		59,980,216

MATERIALS - 6.4%
Chemicals - 2.9%
DowDuPont, Inc.	21,396	1,375,977
FMC Corp.	45,478	3,964,772
		5,340,749
Metals & Mining - 3.5%
BHP Billiton PLC	27,913	609,106
Cleveland-Cliffs, Inc. (a)	150,000	1,899,000
Glencore Xstrata PLC	452,903	1,958,071
Rio Tinto PLC	23,700	1,195,465
Vale SA sponsored ADR	41,000	608,440
		6,270,082

TOTAL MATERIALS		11,610,831

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	10,900	581,951
TOTAL COMMON STOCKS
(Cost $132,551,796)		177,637,200

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.11% (b)	2,897,473	2,898,052
Fidelity Securities Lending Cash Central Fund 2.11% (b)(c)	854	854
TOTAL MONEY MARKET FUNDS
(Cost $2,898,906)		2,898,906
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $135,450,702)		180,536,106
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(100,109)
NET ASSETS - 100%		$180,435,997

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,056
Fidelity Securities Lending Cash Central Fund	27,574
Total	$76,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$32,189,885	$32,189,885	$--	$--
Consumer Staples	1,268,352	1,268,352	--	--
Energy	6,534,465	6,534,465	--	--
Financials	21,493,899	21,493,899	--	--
Health Care	27,240,838	27,240,838	--	--
Industrials	16,736,763	16,736,763	--	--
Information Technology	59,980,216	59,980,216	--	--
Materials	11,610,831	9,806,260	1,804,571	--
Telecommunication Services	581,951	581,951	--	--
Money Market Funds	2,898,906	2,898,906	--	--
Total Investments in Securities:	$180,536,106	$178,731,535	$1,804,571	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

September 30, 2018

VIPGI-QTLY-1118
1.808773.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
		Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.1%
Gentex Corp.		49,100	$1,053,686
Automobiles - 0.1%
General Motors Co.		33,600	1,131,312
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		10,100	526,008
Dunkin' Brands Group, Inc.		56,600	4,172,552
Starbucks Corp.		5,800	329,672
			5,028,232
Media - 5.1%
Comcast Corp. Class A		1,239,662	43,896,431
Interpublic Group of Companies, Inc.		356,000	8,141,720
Omnicom Group, Inc.		42,000	2,856,840
The Walt Disney Co.		128,800	15,061,872
Viacom, Inc. Class B (non-vtg.)		29,000	979,040
Vivendi SA		149,700	3,849,844
			74,785,747
Multiline Retail - 0.2%
Target Corp.		37,377	3,297,025
Specialty Retail - 2.6%
L Brands, Inc.		149,300	4,523,790
Lowe's Companies, Inc.		150,017	17,224,952
Ross Stores, Inc.		60,600	6,005,460
TJX Companies, Inc. (a)		100,700	11,280,414
			39,034,616

TOTAL CONSUMER DISCRETIONARY			124,330,618

CONSUMER STAPLES - 8.3%
Beverages - 1.3%
The Coca-Cola Co.		415,253	19,180,536
Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.		46,100	3,360,690
Walmart, Inc.		210,600	19,777,446
			23,138,136
Food Products - 0.4%
The Hershey Co.		50,800	5,181,600
The Kraft Heinz Co.		6,300	347,193
			5,528,793
Household Products - 1.6%
Kimberly-Clark Corp.		38,700	4,397,868
Procter & Gamble Co.		213,650	17,782,090
Spectrum Brands Holdings, Inc.		26,700	1,995,024
			24,174,982
Tobacco - 3.4%
Altria Group, Inc.		582,400	35,124,544
British American Tobacco PLC sponsored ADR		305,600	14,250,128
			49,374,672

TOTAL CONSUMER STAPLES			121,397,119

ENERGY - 13.1%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A		222,100	7,513,643
Nabors Industries Ltd.		150,100	924,616
National Oilwell Varco, Inc.		105,800	4,557,864
Oceaneering International, Inc.		133,200	3,676,320
Schlumberger Ltd.		67,800	4,130,376
TechnipFMC PLC		28,200	881,250
			21,684,069
Oil, Gas & Consumable Fuels - 11.6%
BP PLC sponsored ADR		334,293	15,410,907
Cabot Oil & Gas Corp.		223,300	5,028,716
Cenovus Energy, Inc.		7,000	70,210
Cenovus Energy, Inc. (Canada)		1,709,324	17,164,040
Chevron Corp.		255,818	31,281,425
Enterprise Products Partners LP		70,500	2,025,465
Equinor ASA sponsored ADR		351,300	9,906,660
Exxon Mobil Corp.		591,400	50,280,828
Golar LNG Ltd.		61,766	1,717,095
Imperial Oil Ltd.		181,200	5,863,941
Kosmos Energy Ltd. (b)		448,800	4,196,280
Legacy Reserves, Inc. (b)		205,688	997,587
Suncor Energy, Inc.		462,960	17,914,095
Teekay LNG Partners LP		76,500	1,277,550
The Williams Companies, Inc.		275,600	7,493,564
			170,628,363

TOTAL ENERGY			192,312,432

FINANCIALS - 19.3%
Banks - 12.9%
Bank of America Corp.		1,571,832	46,306,171
Citigroup, Inc. (a)		478,518	34,328,881
First Hawaiian, Inc.		70,200	1,906,632
JPMorgan Chase & Co.		335,832	37,895,283
M&T Bank Corp.		5,000	822,700
PNC Financial Services Group, Inc.		87,472	11,912,812
SunTrust Banks, Inc. (a)		197,449	13,187,619
U.S. Bancorp		250,798	13,244,642
Wells Fargo & Co.		566,969	29,799,891
			189,404,631
Capital Markets - 5.1%
Apollo Global Management LLC Class A		70,400	2,432,320
Brookfield Asset Management, Inc.		10,200	454,206
Charles Schwab Corp.		137,784	6,772,084
KKR & Co. LP		344,893	9,405,232
Morgan Stanley		181,783	8,465,634
Northern Trust Corp.		175,245	17,897,772
Oaktree Capital Group LLC Class A		77,400	3,204,360
S&P Global, Inc.		22,500	4,396,275
State Street Corp.		263,579	22,082,649
Virtu Financial, Inc. Class A		27,200	556,240
			75,666,772
Insurance - 1.0%
Chubb Ltd.		17,000	2,271,880
Marsh & McLennan Companies, Inc.		52,042	4,304,914
MetLife, Inc.		135,400	6,325,888
The Travelers Companies, Inc.		17,400	2,256,954
			15,159,636
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		178,950	3,698,897

TOTAL FINANCIALS			283,929,936

HEALTH CARE - 14.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (b)		75,800	10,536,958
Amgen, Inc.		33,850	7,016,767
Intercept Pharmaceuticals, Inc. (b)		32,358	4,088,757
			21,642,482
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.		3,500	913,500
Boston Scientific Corp. (b)		71,800	2,764,300
Danaher Corp.		50,500	5,487,330
Fisher & Paykel Healthcare Corp.		69,866	696,976
ResMed, Inc.		10,200	1,176,468
Steris PLC		11,300	1,292,720
Zimmer Biomet Holdings, Inc.		10,900	1,433,023
			13,764,317
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.		106,210	9,794,686
Anthem, Inc.		32,400	8,879,220
Cardinal Health, Inc.		187,100	10,103,400
Cigna Corp.		53,890	11,222,593
CVS Health Corp.		343,264	27,021,742
Fresenius Medical Care AG & Co. KGaA sponsored ADR		35,300	1,815,126
HCA Holdings, Inc.		8,520	1,185,302
Humana, Inc.		10,600	3,588,312
McKesson Corp.		83,588	11,087,948
Patterson Companies, Inc.		161,143	3,939,946
UnitedHealth Group, Inc.		24,800	6,597,792
			95,236,067
Pharmaceuticals - 5.5%
Allergan PLC		9,900	1,885,752
AstraZeneca PLC sponsored ADR		147,000	5,816,790
Bayer AG		115,716	10,264,087
Eli Lilly & Co.		22,300	2,393,013
GlaxoSmithKline PLC sponsored ADR		582,694	23,406,818
Johnson & Johnson		166,259	22,972,006
Novartis AG sponsored ADR		12,425	1,070,538
Perrigo Co. PLC		31,900	2,258,520
Sanofi SA		55,938	4,997,905
Teva Pharmaceutical Industries Ltd. sponsored ADR		269,703	5,809,403
			80,874,832

TOTAL HEALTH CARE			211,517,698

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.		34,000	6,960,480
Meggitt PLC		40,068	295,800
Rolls-Royce Holdings PLC		240,700	3,096,701
United Technologies Corp.		166,487	23,276,547
			33,629,528
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.		44,700	4,377,024
Expeditors International of Washington, Inc.		4,595	337,870
United Parcel Service, Inc. Class B		172,172	20,101,081
			24,815,975
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc. (c)		52,200	2,120,364
Ritchie Brothers Auctioneers, Inc.		4,000	144,343
Stericycle, Inc. (b)		15,999	938,821
			3,203,528
Electrical Equipment - 0.9%
Acuity Brands, Inc.		42,000	6,602,400
Hubbell, Inc. Class B		37,479	5,006,070
Rockwell Automation, Inc.		5,600	1,050,112
			12,658,582
Industrial Conglomerates - 1.6%
3M Co.		5,800	1,222,118
General Electric Co.		2,033,950	22,963,296
			24,185,414
Machinery - 1.1%
Donaldson Co., Inc.		44,600	2,598,396
Flowserve Corp.		158,800	8,684,772
PACCAR, Inc.		4,000	272,760
Wabtec Corp. (c)		43,100	4,520,328
			16,076,256
Professional Services - 0.3%
Nielsen Holdings PLC		132,100	3,653,886
Road & Rail - 2.3%
J.B. Hunt Transport Services, Inc.		71,882	8,549,645
Knight-Swift Transportation Holdings, Inc. Class A		34,400	1,186,112
Norfolk Southern Corp.		47,793	8,626,637
Union Pacific Corp.		97,000	15,794,510
			34,156,904
Trading Companies & Distributors - 1.0%
Bunzl PLC		30,619	962,999
Fastenal Co.		91,900	5,332,038
Howden Joinery Group PLC		40,900	249,966
MSC Industrial Direct Co., Inc. Class A		21,600	1,903,176
Watsco, Inc.		35,992	6,410,175
			14,858,354

TOTAL INDUSTRIALS			167,238,427

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.		347,704	16,915,800
Electronic Equipment & Components - 0.1%
Avnet, Inc.		24,200	1,083,434
Philips Lighting NV (d)		29,400	761,208
			1,844,642
Internet Software & Services - 0.8%
Alphabet, Inc.:
Class A (b)		5,318	6,419,251
Class C (b)		4,983	5,947,061
			12,366,312
IT Services - 2.9%
IBM Corp.		21,500	3,251,015
MasterCard, Inc. Class A		14,210	3,163,288
Paychex, Inc.		139,031	10,239,633
Unisys Corp. (b)		177,496	3,620,918
Visa, Inc. Class A (a)		146,576	21,999,592
			42,274,446
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.		13,600	1,257,456
Applied Materials, Inc.		88,500	3,420,525
Lam Research Corp.		6,000	910,200
Qualcomm, Inc.		339,861	24,480,188
			30,068,369
Software - 6.7%
Micro Focus International PLC		191,931	3,569,313
Microsoft Corp. (a)		569,713	65,158,074
Oracle Corp.		381,691	19,679,988
SAP SE sponsored ADR		75,800	9,323,400
			97,730,775
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.		181,558	40,984,903
Western Digital Corp.		28,300	1,656,682
			42,641,585

TOTAL INFORMATION TECHNOLOGY			243,841,929

MATERIALS - 2.0%
Chemicals - 1.7%
CF Industries Holdings, Inc.		50,800	2,765,552
DowDuPont, Inc.		70,000	4,501,700
International Flavors & Fragrances, Inc.		16,900	2,351,128
LyondellBasell Industries NV Class A		48,200	4,940,982
Nutrien Ltd.		143,680	8,296,098
The Scotts Miracle-Gro Co. Class A		28,100	2,212,313
			25,067,773
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (c)		75,700	3,772,888

TOTAL MATERIALS			28,840,661

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.		32,200	4,678,660
CoreSite Realty Corp.		33,000	3,667,620
Equinix, Inc.		13,100	5,670,859
Omega Healthcare Investors, Inc.		28,200	924,114
Public Storage		18,200	3,669,666
Sabra Health Care REIT, Inc.		50,600	1,169,872
Simon Property Group, Inc.		4,100	724,675
Spirit MTA REIT		19,000	218,880
Spirit Realty Capital, Inc.		190,000	1,531,400
			22,255,746
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.		76,289	2,561,785
Verizon Communications, Inc.		379,580	20,265,776
			22,827,561
UTILITIES - 1.3%
Electric Utilities - 1.2%
Duke Energy Corp.		11,600	928,232
Exelon Corp.		217,900	9,513,514
PPL Corp.		147,600	4,318,776
Southern Co.		48,400	2,110,240
			16,870,762
Multi-Utilities - 0.1%
Sempra Energy		18,000	2,047,500

TOTAL UTILITIES			18,918,262

TOTAL COMMON STOCKS
(Cost $1,055,852,977)			1,437,410,389

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%		37,600	2,461,676
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		73,045,970	95,208
TOTAL PREFERRED STOCKS
(Cost $1,979,178)			2,556,884
		Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $1,175,020)	EUR	1,100,000	1,177,550
		Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.11% (e)		29,584,270	29,590,187
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)		6,151,284	6,151,899
TOTAL MONEY MARKET FUNDS
(Cost $35,742,086)			35,742,086
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,094,749,261)			1,476,886,909
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(7,243,843)
NET ASSETS - 100%			$1,469,643,066

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Citigroup, Inc.	Chicago Board Options Exchange	503	$3,608,522	$72.50	10/19/18	$(65,642)
Microsoft Corp.	Chicago Board Options Exchange	562	6,427,594	115.00	10/19/18	(96,383)
SunTrust Banks, Inc.	Chicago Board Options Exchange	227	1,516,133	75.00	10/19/18	(1,022)
SunTrust Banks, Inc.	Chicago Board Options Exchange	227	1,516,133	77.50	10/19/18	(681)
TJX Companies, Inc.	Chicago Board Options Exchange	399	4,469,598	97.50	10/19/18	(586,529)
Visa, Inc. Class A	Chicago Board Options Exchange	150	2,251,350	145.00	10/19/18	(88,500)
Visa, Inc. Class A	Chicago Board Options Exchange	150	2,251,350	150.00	10/19/18	(33,450)
TOTAL WRITTEN OPTIONS						$(872,207)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $22,040,680.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,938,758 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$374,135
Fidelity Securities Lending Cash Central Fund	68,004
Total	$442,139

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,330,618	$120,480,774	$3,849,844	$--
Consumer Staples	121,397,119	121,397,119	--	--
Energy	192,312,432	192,312,432	--	--
Financials	283,929,936	283,929,936	--	--
Health Care	213,979,374	196,255,706	17,723,668	--
Industrials	167,333,635	164,236,934	3,096,701	--
Information Technology	243,841,929	240,272,616	3,569,313	--
Materials	28,840,661	28,840,661	--	--
Real Estate	22,255,746	22,255,746	--	--
Telecommunication Services	22,827,561	22,827,561	--	--
Utilities	18,918,262	18,918,262	--	--
Corporate Bonds	1,177,550	--	1,177,550	--
Money Market Funds	35,742,086	35,742,086	--	--
Total Investments in Securities:	$1,476,886,909	$1,447,469,833	$29,417,076	$--
Derivative Instruments:
Liabilities
Written Options	$(872,207)	$(872,207)	$--	$--
Total Liabilities	$(872,207)	$(872,207)	$--	$--
Total Derivative Instruments:	$(872,207)	$(872,207)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

September 30, 2018

VIPGRO-QTLY-1118
1.808783.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 1.4%
Tesla, Inc. (a)(b)	55,497	$14,693,941
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (a)	72,900	2,412,990
Hilton Worldwide Holdings, Inc.	8,200	662,396
Marriott International, Inc. Class A	700	92,421
Planet Fitness, Inc. (a)	23,836	1,287,859
Royal Caribbean Cruises Ltd.	17,900	2,325,926
U.S. Foods Holding Corp. (a)	148,265	4,569,527
		11,351,119
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	13,200	2,314,620
Roku, Inc. Class A	155,100	11,326,953
		13,641,573
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	28,273	56,630,819
Groupon, Inc. (a)	516,500	1,947,205
JD.com, Inc. sponsored ADR (a)	96,100	2,507,249
Meituan Dianping Class B	33,700	295,960
Netflix, Inc. (a)	25,200	9,428,076
The Booking Holdings, Inc. (a)	1,450	2,876,800
Wayfair LLC Class A (a)	48,402	7,147,523
		80,833,632
Media - 2.1%
Charter Communications, Inc. Class A (a)	30,363	9,894,694
Comcast Corp. Class A	54,778	1,939,689
Criteo SA sponsored ADR (a)(b)	36,000	825,840
Naspers Ltd. Class N	24,100	5,200,709
The Walt Disney Co.	30,000	3,508,200
		21,369,132
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	59,300	4,835,915
Specialty Retail - 1.2%
Floor & Decor Holdings, Inc. Class A (a)	93,300	2,814,861
Home Depot, Inc.	16,410	3,399,332
Lowe's Companies, Inc.	39,900	4,581,318
TJX Companies, Inc.	12,600	1,411,452
Ulta Beauty, Inc. (a)	800	225,696
		12,432,659
Textiles, Apparel & Luxury Goods - 0.7%
Carbon Black, Inc.	1,200	25,416
lululemon athletica, Inc. (a)	22,172	3,602,728
Pinduoduo, Inc. ADR (b)	140,900	3,704,261
Puma AG	8	3,948
		7,336,353

TOTAL CONSUMER DISCRETIONARY		166,494,324

CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	12,600	2,716,812
Fever-Tree Drinks PLC	20,285	953,936
Monster Beverage Corp. (a)	18,395	1,072,061
		4,742,809
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.	58,300	1,561,274
Costco Wholesale Corp.	900	211,392
Performance Food Group Co. (a)	151,908	5,058,536
Walmart, Inc.	900	84,519
		6,915,721
Food Products - 0.0%
nLIGHT, Inc. (a)(b)	14,000	310,940
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,100	1,896,807
Tobacco - 0.0%
JUUL Labs, Inc. (c)(d)	560	100,380

TOTAL CONSUMER STAPLES		13,966,657

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Oasis Petroleum, Inc. (a)	40,600	575,708
Petronet LNG Ltd.	1,073,591	3,327,673
Reliance Industries Ltd.	558,765	9,693,814
Teekay LNG Partners LP	58,500	976,950
Whiting Petroleum Corp. (a)	31,600	1,676,064
		16,250,209
FINANCIALS - 4.4%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	26,800	2,521,880
Capital Markets - 3.1%
BlackRock, Inc. Class A	16,400	7,729,812
Cboe Global Markets, Inc.	78,900	7,571,244
Charles Schwab Corp.	152,000	7,470,800
Morningstar, Inc.	1,300	163,670
MSCI, Inc.	3,600	638,676
S&P Global, Inc.	2,900	566,631
TD Ameritrade Holding Corp.	125,800	6,646,014
Virtu Financial, Inc. Class A	62,600	1,280,170
		32,067,017
Consumer Finance - 0.1%
Synchrony Financial	42,500	1,320,900
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)(b)	54,100	1,900,533
Thrifts & Mortgage Finance - 0.7%
LendingTree, Inc.(a)(b)	31,900	7,340,190

TOTAL FINANCIALS		45,150,520

HEALTH CARE - 11.6%
Biotechnology - 5.8%
ACADIA Pharmaceuticals, Inc. (a)	16,818	349,142
Acceleron Pharma, Inc. (a)	14,200	812,666
Acorda Therapeutics, Inc. (a)	47,800	939,270
Agios Pharmaceuticals, Inc. (a)	13,800	1,064,256
Alexion Pharmaceuticals, Inc. (a)	93,852	13,046,367
Alkermes PLC (a)	25,200	1,069,488
Alnylam Pharmaceuticals, Inc. (a)	19,103	1,671,895
AnaptysBio, Inc. (a)	14,800	1,476,596
Array BioPharma, Inc. (a)	36,800	559,360
Ascendis Pharma A/S sponsored ADR (a)	10,100	715,686
aTyr Pharma, Inc. (a)	21,936	17,823
BeiGene Ltd.	35,000	468,106
bluebird bio, Inc. (a)	13,530	1,975,380
Blueprint Medicines Corp. (a)	5,800	452,748
Coherus BioSciences, Inc. (a)	111,900	1,846,350
Epizyme, Inc. (a)	28,800	305,280
FibroGen, Inc. (a)	22,000	1,336,500
Five Prime Therapeutics, Inc. (a)	30,500	424,560
Insmed, Inc. (a)	134,242	2,714,373
Intercept Pharmaceuticals, Inc. (a)	7,000	884,520
Ionis Pharmaceuticals, Inc. (a)	94,806	4,890,093
La Jolla Pharmaceutical Co. (a)	18,570	373,814
Mirati Therapeutics, Inc. (a)	35,900	1,690,890
Neurocrine Biosciences, Inc. (a)	41,588	5,113,245
Opko Health, Inc. (a)	1	3
Puma Biotechnology, Inc. (a)	2,000	91,700
Regeneron Pharmaceuticals, Inc. (a)	3,600	1,454,544
Rigel Pharmaceuticals, Inc. (a)	111,406	357,613
Sage Therapeutics, Inc. (a)	7,800	1,101,750
Sarepta Therapeutics, Inc. (a)	27,700	4,473,827
Sienna Biopharmaceuticals, Inc. (a)	10,920	161,834
Spark Therapeutics, Inc. (a)	33,000	1,800,150
TESARO, Inc. (a)(b)	42,800	1,669,628
Vertex Pharmaceuticals, Inc. (a)	18,200	3,507,868
Xencor, Inc. (a)	22,700	884,619
		59,701,944
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co.	9,800	2,557,800
Boston Scientific Corp. (a)	334,600	12,882,100
Insulet Corp. (a)	23,800	2,521,610
Intuitive Surgical, Inc. (a)	1,200	688,800
Novocure Ltd. (a)	64,300	3,369,320
Penumbra, Inc. (a)	15,300	2,290,410
Wright Medical Group NV (a)	20,200	586,204
		24,896,244
Health Care Providers & Services - 2.6%
Cigna Corp.	13,400	2,790,550
Elanco Animal Health, Inc.	4,700	163,983
G1 Therapeutics, Inc. (a)	23,500	1,228,815
Henry Schein, Inc. (a)	8,700	739,761
Humana, Inc.	21,700	7,345,884
OptiNose, Inc.	14,800	183,964
UnitedHealth Group, Inc.	55,300	14,712,012
		27,164,969
Pharmaceuticals - 0.8%
Akcea Therapeutics, Inc. (a)	61,000	2,136,220
Nabriva Therapeutics PLC (a)	57,100	154,170
Nektar Therapeutics (a)	51,500	3,139,440
Perrigo Co. PLC	6,700	474,360
TherapeuticsMD, Inc. (a)(b)	87,700	575,312
Theravance Biopharma, Inc. (a)	35,000	1,143,450
		7,622,952

TOTAL HEALTH CARE		119,386,109

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.0%
The Boeing Co.	500	185,950
Air Freight & Logistics - 0.1%
FedEx Corp.	4,300	1,035,397
Airlines - 1.4%
Alaska Air Group, Inc.	22,600	1,556,236
JetBlue Airways Corp. (a)	15,300	296,208
Ryanair Holdings PLC sponsored ADR (a)	15,100	1,450,204
Southwest Airlines Co.	19,500	1,217,775
Spirit Airlines, Inc. (a)	208,200	9,779,154
		14,299,577
Commercial Services & Supplies - 0.2%
HomeServe PLC	53,000	708,072
Tomra Systems ASA	45,700	1,139,868
		1,847,940
Electrical Equipment - 0.3%
Sunrun, Inc. (a)	262,100	3,260,524
Machinery - 0.0%
Deere & Co.	1,200	180,396
Professional Services - 0.8%
CoStar Group, Inc. (a)	11,900	5,007,996
TransUnion Holding Co., Inc.	45,100	3,318,458
		8,326,454
Road & Rail - 0.1%
Union Pacific Corp.	4,900	797,867
Trading Companies & Distributors - 1.1%
Bunzl PLC	339,000	10,661,903
Watsco, Inc.	2,300	409,630
		11,071,533

TOTAL INDUSTRIALS		41,005,638

INFORMATION TECHNOLOGY - 48.1%
Communications Equipment - 0.5%
Carvana Co. Class A (a)(b)	79,150	4,676,974
Xiaomi Corp. Class B	39,800	78,803
		4,755,777
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	700	109,249
TTM Technologies, Inc. (a)	137,300	2,184,443
		2,293,692
Internet Software & Services - 16.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	56,100	9,243,036
Alphabet, Inc.:
Class A (a)	19,102	23,057,642
Class C (a)	41,863	49,962,235
ANGI Homeservices, Inc. Class A (a)(b)	137,900	3,237,892
CarGurus, Inc. Class A	46,600	2,595,154
DocuSign, Inc. (b)	2,100	110,397
Dropbox, Inc. Class A (a)	3,700	99,271
Facebook, Inc. Class A (a)	181,110	29,785,351
Farfetch Ltd. Class A	7,600	206,948
GoDaddy, Inc. (a)	86,620	7,223,242
GrubHub, Inc. (a)	700	97,034
IAC/InterActiveCorp (a)	21,300	4,616,136
MongoDB, Inc. Class A	22,600	1,843,030
SurveyMonkey	2,300	36,869
The Trade Desk, Inc. (a)	104,300	15,739,913
Wix.com Ltd. (a)	161,707	19,356,328
		167,210,478
IT Services - 7.3%
Accenture PLC Class A	1,600	272,320
Adyen BV (e)	2,700	2,203,789
Alliance Data Systems Corp.	51,800	12,233,088
Cognizant Technology Solutions Corp. Class A	13,464	1,038,748
EPAM Systems, Inc. (a)	14,600	2,010,420
First Data Corp. Class A (a)	4,100	100,327
FleetCor Technologies, Inc. (a)	6,400	1,458,176
Global Payments, Inc.	67,700	8,624,980
Luxoft Holding, Inc. (a)	191,100	9,048,585
MasterCard, Inc. Class A	57,400	12,777,814
Netcompany Group A/S	8,907	320,341
PayPal Holdings, Inc. (a)	65,500	5,753,520
Visa, Inc. Class A	108,800	16,329,792
Worldpay, Inc. (a)	37,400	3,787,498
		75,959,398
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	37,800	3,494,988
Applied Materials, Inc.	2,500	96,625
Broadcom, Inc.	47,900	11,818,367
Lam Research Corp.	4,000	606,800
Marvell Technology Group Ltd.	112,500	2,171,250
Micron Technology, Inc. (a)	156,300	7,069,449
NVIDIA Corp.	57,500	16,158,650
NXP Semiconductors NV	11,700	1,000,350
ON Semiconductor Corp. (a)	84,100	1,549,963
Qualcomm, Inc.	19,100	1,375,773
SMART Global Holdings, Inc. (a)	3,000	86,220
		45,428,435
Software - 13.9%
Activision Blizzard, Inc.	96,400	8,019,516
Adobe Systems, Inc. (a)	50,800	13,713,460
Autodesk, Inc. (a)	56,900	8,882,659
Avalara, Inc. (b)	1,124	39,261
Citrix Systems, Inc. (a)	45,700	5,080,012
Electronic Arts, Inc. (a)	34,400	4,144,856
Eventbrite, Inc.	1,200	45,564
Intuit, Inc.	13,400	3,047,160
Microsoft Corp.	469,549	53,702,319
Parametric Technology Corp. (a)	61,400	6,520,066
Red Hat, Inc. (a)	9,000	1,226,520
Salesforce.com, Inc. (a)	150,777	23,978,066
ServiceNow, Inc. (a)	42,100	8,236,023
Take-Two Interactive Software, Inc. (a)	800	110,392
Workday, Inc. Class A (a)	44,400	6,481,512
Zscaler, Inc. (a)	1,500	61,170
		143,288,556
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	257,443	58,115,183

TOTAL INFORMATION TECHNOLOGY		497,051,519

MATERIALS - 2.3%
Chemicals - 2.2%
DowDuPont, Inc.	39,905	2,566,291
LG Chemical Ltd.	14,861	4,894,830
LyondellBasell Industries NV Class A	83,000	8,508,330
The Chemours Co. LLC	177,700	7,008,488
		22,977,939
Containers & Packaging - 0.1%
Ball Corp.	11,000	483,890

TOTAL MATERIALS		23,461,829

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	124,800	18,133,440
Equinix, Inc.	6,700	2,900,363
		21,033,803
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc. (a)	291,300	20,443,434
TOTAL COMMON STOCKS
(Cost $572,695,793)		964,244,042

Convertible Preferred Stocks - 4.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	1,673,000	305,891
CONSUMER STAPLES - 3.7%
Tobacco - 3.7%
JUUL Labs, Inc.:
Series C (a)(c)(d)	215,881	38,696,669
Series D (c)(d)	741	132,824
		38,829,493
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	65,670	615,840
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	3,941	666,029
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Lyft, Inc. Series I (c)(d)	54,912	2,600,297
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	65,393	3,189,217
		5,789,514
Software - 0.0%
Cloudflare, Inc. Series D, 8.00%(a)(c)(d)	22,697	249,667

TOTAL INFORMATION TECHNOLOGY		6,039,181

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,179,542)		46,456,434

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.11% (f)	22,261,350	22,265,802
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	36,037,874	36,041,478
TOTAL MONEY MARKET FUNDS
(Cost $58,307,280)		58,307,280
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $637,182,615)		1,069,007,756
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(36,176,277)
NET ASSETS - 100%		$1,032,831,479

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,556,815 or 4.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,203,789 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$220,435
Clover Health Series D	6/7/17	$615,840
JUUL Labs, Inc.	11/21/17	$1,736
JUUL Labs, Inc. Series C	5/22/15	$671,390
JUUL Labs, Inc. Series D	6/25/18	$85,215
Lyft, Inc. Series I	6/27/18	$2,600,297
Neutron Holdings, Inc. Series C	7/3/18	$305,891
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,805
Fidelity Securities Lending Cash Central Fund	539,746
Total	$748,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,800,215	$166,494,324	$--	$305,891
Consumer Staples	52,796,150	11,969,470	1,896,807	38,929,873
Energy	16,250,209	16,250,209	--	--
Financials	45,766,360	45,150,520	--	615,840
Health Care	119,386,109	119,386,109	--	--
Industrials	41,671,667	41,005,638	--	666,029
Information Technology	503,090,700	497,051,519	--	6,039,181
Materials	23,461,829	23,461,829	--	--
Real Estate	21,033,803	21,033,803	--	--
Telecommunication Services	20,443,434	20,443,434	--	--
Money Market Funds	58,307,280	58,307,280	--	--
Total Investments in Securities:	$1,069,007,756	$1,020,554,135	$1,896,807	$46,556,814

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$5,044,517
Net Realized Gain (Loss) on Investment Securities	92,829
Net Unrealized Gain (Loss) on Investment Securities	33,959,893
Cost of Purchases	85,215
Proceeds of Sales	(252,581)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$38,929,873
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$34,078,628
Other Investments in Securities
Beginning Balance	$2,917,789
Net Realized Gain (Loss) on Investment Securities	15,013
Net Unrealized Gain (Loss) on Investment Securities	962,776
Cost of Purchases	3,755,917
Proceeds of Sales	(24,554)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,626,941
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$962,776

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$46,566,814	Market approach	Transaction price	$0.18 - $179.25 / $158.47	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2018

VIPMID-QTLY-1118
1.808785.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.0%
DENSO Corp.	35,200	$1,858,518
Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. (a)	495,451	3,468,157
ZTO Express (Cayman), Inc. sponsored ADR	492,700	8,164,039
		11,632,196
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	166,800	18,546,492
Dine Brands Global, Inc. (b)(c)	919,200	74,740,152
Hilton Grand Vacations, Inc. (a)	847,200	28,042,320
Jubilant Foodworks Ltd.	150,140	2,546,334
Six Flags Entertainment Corp. (b)	36,400	2,541,448
Texas Roadhouse, Inc. Class A	283,800	19,664,502
The Restaurant Group PLC	166,500	646,708
U.S. Foods Holding Corp. (a)	680,600	20,976,092
Wyndham Hotels & Resorts, Inc.	712,800	39,610,296
		207,314,344
Household Durables - 1.3%
D.R. Horton, Inc.	203,000	8,562,540
iRobot Corp. (a)(b)	64,680	7,109,626
Lennar Corp.:
Class A	584,600	27,294,974
Class B	13,430	517,055
PulteGroup, Inc.	1,433,700	35,512,749
Toll Brothers, Inc.	875,800	28,927,674
		107,924,618
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	81,900	3,182,437
Polaris Industries, Inc.	671,847	67,822,955
		71,005,392
Media - 2.2%
China Literature Ltd. (a)(d)	421	2,646
Interpublic Group of Companies, Inc.	2,671,185	61,090,001
Lions Gate Entertainment Corp.:
Class A (b)	460,150	11,223,059
Class B	460,150	10,721,495
Naspers Ltd. Class N	73,200	15,796,344
News Corp. Class A	690,000	9,101,100
Omnicom Group, Inc.	182,400	12,406,848
The New York Times Co. Class A	2,958,500	68,489,275
		188,830,768
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	509,300	41,533,415
Specialty Retail - 0.6%
CarMax, Inc. (a)	2,200	164,274
Party City Holdco, Inc. (a)	1,512,200	20,490,310
Williams-Sonoma, Inc. (b)	457,700	30,080,044
		50,734,628
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	368,425	43,687,837
G-III Apparel Group Ltd. (a)	853,444	41,127,466
Michael Kors Holdings Ltd. (a)	568,400	38,969,504
Page Industries Ltd.	19,804	8,981,610
PVH Corp.	465,000	67,146,000
		199,912,417

TOTAL CONSUMER DISCRETIONARY		880,746,296

CONSUMER STAPLES - 3.5%
Beverages - 0.1%
C&C Group PLC	2,781,488	10,689,468
Food & Staples Retailing - 0.1%
Conviviality PLC (e)	1,722,997	22
Sprouts Farmers Market LLC (a)	446,310	12,233,357
		12,233,379
Food Products - 2.8%
Campbell Soup Co. (b)	138,200	5,062,266
ConAgra Foods, Inc.	995,700	33,823,929
Ezaki Glico Co. Ltd.	570,400	28,012,955
Hostess Brands, Inc. Class A (a)	983,069	10,882,574
Ingredion, Inc.	41,305	4,335,373
Nomad Foods Ltd. (a)	3,847,200	77,944,272
Post Holdings, Inc. (a)	261,100	25,598,244
The J.M. Smucker Co.	26,714	2,741,124
TreeHouse Foods, Inc. (a)	1,115,400	53,371,890
		241,772,627
Household Products - 0.5%
Essity AB Class B	836,900	21,036,913
Spectrum Brands Holdings, Inc.	245,871	18,371,481
		39,408,394

TOTAL CONSUMER STAPLES		304,103,868

ENERGY - 9.1%
Energy Equipment & Services - 3.4%
Baker Hughes, a GE Co. Class A	442,281	14,962,366
Dril-Quip, Inc. (a)	337,000	17,608,250
Ensco PLC Class A (b)	6,701,410	56,559,900
Forum Energy Technologies, Inc. (a)	591,400	6,120,990
Frank's International NV	1,496,000	12,985,280
Halliburton Co.	1,113,800	45,142,314
Matrix Service Co. (a)	44,300	1,091,995
Nabors Industries Ltd.	4,419,654	27,225,069
National Oilwell Varco, Inc.	415,900	17,916,972
Noble Corp. (a)	819,000	5,757,570
Oceaneering International, Inc.	569,700	15,723,720
Precision Drilling Corp. (a)	11,368,700	39,255,527
Superior Energy Services, Inc. (a)	2,508,200	24,429,868
Transocean Ltd. (United States) (a)	526,100	7,339,095
		292,118,916
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,191,600	80,325,756
Andeavor	96,309	14,783,432
Apache Corp.	521,996	24,883,549
Berry Petroleum Corp.	904,886	15,944,091
Cabot Oil & Gas Corp.	264,100	5,947,532
Cheniere Energy, Inc. (a)	728,300	50,609,567
Cimarex Energy Co.	297,652	27,663,777
Continental Resources, Inc. (a)	173,100	11,819,268
Delek U.S. Holdings, Inc.	260,800	11,065,744
Extraction Oil & Gas, Inc. (a)	429,005	4,843,466
Newfield Exploration Co. (a)	812,600	23,427,258
Noble Energy, Inc.	1,492,100	46,538,599
Oasis Petroleum, Inc. (a)	2,605,500	36,945,990
PDC Energy, Inc. (a)	152,500	7,466,400
Phillips 66 Co.	41,300	4,655,336
Southwestern Energy Co. (a)	4,835,650	24,710,172
Suncor Energy, Inc.	953,900	36,910,868
Teekay LNG Partners LP	219,311	3,662,494
Whiting Petroleum Corp. (a)	270,500	14,347,320
World Fuel Services Corp.	1,614,700	44,694,896
		491,245,515

TOTAL ENERGY		783,364,431

FINANCIALS - 17.8%
Banks - 9.1%
Banco Comercial Portugues SA (Reg.) (a)	89,767,100	26,577,143
Bank of the Ozarks, Inc.	752,600	28,568,696
BankUnited, Inc.	508,861	18,013,679
Boston Private Financial Holdings, Inc.	1,572,416	21,463,478
CaixaBank SA	1,606,900	7,308,056
CIT Group, Inc.	1,042,800	53,818,908
Comerica, Inc.	238,129	21,479,236
Commerce Bancshares, Inc.	474,204	31,306,948
CVB Financial Corp.	1,012,400	22,596,768
East West Bancorp, Inc.	100,700	6,079,259
First Citizen Bancshares, Inc.	75,700	34,237,596
First Commonwealth Financial Corp.	1,056,900	17,058,366
First Foundation, Inc. (a)	100	1,562
First Horizon National Corp.	1,772,200	30,588,172
First Republic Bank	330,400	31,718,400
FNB Corp., Pennsylvania	207,400	2,638,128
Great Western Bancorp, Inc.	195,530	8,249,411
Hanmi Financial Corp.	544,596	13,560,440
Heartland Financial U.S.A., Inc.	117,100	6,797,655
Huntington Bancshares, Inc.	5,024,416	74,964,287
Investors Bancorp, Inc.	1,157,300	14,200,071
KeyCorp	1,947,700	38,739,753
Lakeland Financial Corp.	158,819	7,381,907
M&T Bank Corp.	299,200	49,230,368
Old National Bancorp, Indiana	151,900	2,931,670
Prosperity Bancshares, Inc.	105,700	7,330,295
Regions Financial Corp.	1,562,100	28,664,535
Signature Bank	282,900	32,488,236
Societe Generale Series A	56,800	2,439,015
SunTrust Banks, Inc.	616,965	41,207,092
TCF Financial Corp.	1,574,825	37,496,583
UMB Financial Corp.	394,600	27,977,140
Union Bankshares Corp.	481,585	18,555,470
Univest Corp. of Pennsylvania	61,900	1,637,255
Valley National Bancorp	973,700	10,954,125
Wintrust Financial Corp.	73,600	6,251,584
		784,511,287
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	90,100	12,318,472
Ameriprise Financial, Inc.	296,713	43,812,642
Cboe Global Markets, Inc.	108,700	10,430,852
CRISIL Ltd.	78,365	1,897,955
E*TRADE Financial Corp. (a)	818,800	42,896,932
Invesco Ltd.	176,800	4,045,184
Legg Mason, Inc.	290,400	9,069,192
Moody's Corp.	150,000	25,080,000
OM Asset Management Ltd.	76,733	951,489
Raymond James Financial, Inc.	297,895	27,421,235
S&P Global, Inc.	418,730	81,815,655
Stifel Financial Corp.	422,000	21,631,720
		281,371,328
Consumer Finance - 1.3%
Capital One Financial Corp.	529,200	50,236,956
Discover Financial Services	163,300	12,484,285
OneMain Holdings, Inc. (a)	157,400	5,290,214
Synchrony Financial	1,315,500	40,885,740
		108,897,195
Insurance - 3.5%
AFLAC, Inc.	1,518,800	71,489,916
Alleghany Corp.	19,500	12,724,335
Bajaj Finserv Ltd.	54,608	4,523,329
Chubb Ltd.	152,839	20,425,404
Direct Line Insurance Group PLC	1,241,073	5,239,454
Hiscox Ltd.	1,582,521	33,930,722
Hyundai Fire & Marine Insurance Co. Ltd.	295,241	11,161,200
Primerica, Inc.	357,477	43,093,852
Principal Financial Group, Inc.	973,900	57,060,801
Reinsurance Group of America, Inc.	318,324	46,016,917
		305,665,930
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	1,094,370	48,425,873
Housing Development Finance Corp. Ltd.	262,668	6,355,689
		54,781,562

TOTAL FINANCIALS		1,535,227,302

HEALTH CARE - 14.3%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	584,400	81,237,444
AMAG Pharmaceuticals, Inc. (a)	1,089,300	21,786,000
Amgen, Inc.	274,500	56,901,105
ImmunoGen, Inc. (a)	886,500	8,395,155
Myriad Genetics, Inc. (a)	28,600	1,315,600
Regeneron Pharmaceuticals, Inc. (a)	116,400	47,030,256
REGENXBIO, Inc. (a)	133,900	10,109,450
Sarepta Therapeutics, Inc. (a)	161,400	26,067,714
United Therapeutics Corp. (a)	100	12,788
		252,855,512
Health Care Equipment & Supplies - 5.9%
Becton, Dickinson & Co.	49,200	12,841,200
Boston Scientific Corp. (a)	2,378,603	91,576,216
ConvaTec Group PLC (d)	4,802,208	14,546,376
ConvaTec Group PLC ADR	788,800	9,812,672
Dentsply Sirona, Inc.	738,600	27,874,764
Hill-Rom Holdings, Inc.	236,111	22,288,878
Hologic, Inc. (a)	821,524	33,666,054
Medtronic PLC	639,500	62,907,615
ResMed, Inc.	165,748	19,117,374
St.Shine Optical Co. Ltd.	534,000	11,758,795
Steris PLC	895,100	102,399,440
The Cooper Companies, Inc.	104,383	28,929,748
Zimmer Biomet Holdings, Inc.	544,900	71,638,003
		509,357,135
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	85,647	4,624,938
Centene Corp. (a)	1,738	251,628
Cigna Corp.	157,300	32,757,725
HCA Holdings, Inc.	280,335	39,000,205
Henry Schein, Inc. (a)	275,000	23,383,250
Ryman Healthcare Group Ltd.	913,189	8,474,303
Spire Healthcare Group PLC (d)	3,096,756	5,751,744
UnitedHealth Group, Inc.	26,619	7,081,719
Universal Health Services, Inc. Class B	343,400	43,900,256
		165,225,768
Health Care Technology - 0.1%
Inovalon Holdings, Inc. Class A (a)(b)	1,017,700	10,227,885
Life Sciences Tools & Services - 1.0%
Bruker Corp.	425,900	14,246,355
Charles River Laboratories International, Inc. (a)	1,400	188,356
Thermo Fisher Scientific, Inc.	284,563	69,456,137
		83,890,848
Pharmaceuticals - 2.4%
Allergan PLC	98,200	18,705,136
Amneal Pharmaceuticals, Inc. (a)	714,524	15,855,288
Catalent, Inc. (a)	476,900	21,722,795
Jazz Pharmaceuticals PLC (a)	372,271	62,589,923
Melinta Therapeutics, Inc. (a)	567,600	2,242,020
Nektar Therapeutics (a)	157,700	9,613,392
Perrigo Co. PLC	602,300	42,642,840
Shionogi & Co. Ltd.	34,200	2,234,649
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,541,956	33,213,732
Theravance Biopharma, Inc. (a)	10,605	346,465
		209,166,240

TOTAL HEALTH CARE		1,230,723,388

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	130,200	8,909,586
Bombardier, Inc. Class B (sub. vtg.) (a)	4,820,800	17,168,490
Harris Corp.	101,700	17,208,657
Hexcel Corp.	88,700	5,947,335
Leonardo SpA	1,863,830	22,462,318
MTU Aero Engines Holdings AG	5,514	1,242,634
		72,939,020
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	100	6,375
C.H. Robinson Worldwide, Inc.	160,600	15,725,952
FedEx Corp.	138,211	33,279,827
XPO Logistics, Inc. (a)	289,781	33,084,297
		82,096,451
Airlines - 0.8%
Allegiant Travel Co.	171,100	21,695,480
Copa Holdings SA Class A	71,600	5,716,544
Spirit Airlines, Inc. (a)	833,213	39,136,015
		66,548,039
Building Products - 0.8%
A.O. Smith Corp.	100	5,337
Johnson Controls International PLC	1,837,376	64,308,160
Lennox International, Inc.	13,157	2,873,489
		67,186,986
Commercial Services & Supplies - 0.7%
HNI Corp.	42,500	1,880,200
KAR Auction Services, Inc.	208,582	12,450,260
Knoll, Inc.	1,362,606	31,953,111
Stericycle, Inc. (a)	280,000	16,430,400
		62,713,971
Construction & Engineering - 1.5%
EMCOR Group, Inc.	20,407	1,532,770
Fluor Corp.	805,400	46,793,740
Jacobs Engineering Group, Inc.	1,019,255	77,973,008
KBR, Inc.	37,247	787,029
		127,086,547
Electrical Equipment - 1.7%
Acuity Brands, Inc.	43,000	6,759,600
AMETEK, Inc.	196,400	15,539,168
Hubbell, Inc. Class B	277,300	37,038,961
Melrose Industries PLC	926,525	2,414,058
Regal Beloit Corp.	993,415	81,907,067
		143,658,854
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	54,700	6,662,460
ITT, Inc.	901,999	55,256,459
Smiths Group PLC	1,567,565	30,555,521
		92,474,440
Machinery - 2.5%
Allison Transmission Holdings, Inc.	265,400	13,803,454
Cummins, Inc.	13,875	2,026,721
Flowserve Corp.	697,400	38,140,806
IDEX Corp.	17,500	2,636,550
Ingersoll-Rand PLC	464,345	47,502,494
KION Group AG	147,100	9,041,647
Proto Labs, Inc. (a)	9,022	1,459,309
Rexnord Corp. (a)	2,146,634	66,116,327
SMC Corp.	100	32,001
Wabtec Corp. (b)	370,946	38,904,816
		219,664,125
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	41,600	4,947,904
Old Dominion Freight Lines, Inc.	100	16,126
		4,964,030
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	376,800	21,673,536
Air Lease Corp. Class A	94	4,313
HD Supply Holdings, Inc. (a)	919,900	39,362,521
Univar, Inc. (a)	1,570,000	48,136,200
WESCO International, Inc. (a)	107,000	6,575,150
		115,751,720

TOTAL INDUSTRIALS		1,055,084,183

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.6%
CommScope Holding Co., Inc. (a)	1,459,790	44,903,140
F5 Networks, Inc. (a)	458,454	91,424,897
		136,328,037
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	2,000	188,040
Avnet, Inc.	903,230	40,437,607
CDW Corp.	673,001	59,843,249
Jabil, Inc.	551,441	14,933,022
Keysight Technologies, Inc. (a)	27,953	1,852,725
Samsung SDI Co. Ltd.	71,428	16,639,155
TE Connectivity Ltd.	382,766	33,656,614
Trimble, Inc. (a)	265,700	11,547,322
		179,097,734
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	1,336,600	97,772,290
Alphabet, Inc. Class C (a)	52,202	62,301,521
Carbonite, Inc. (a)	485,500	17,308,075
Care.com, Inc. (a)	100	2,211
LogMeIn, Inc.	90,500	8,063,550
		185,447,647
IT Services - 8.9%
Cognizant Technology Solutions Corp. Class A	441,593	34,068,900
Conduent, Inc. (a)	4,022,509	90,586,903
EPAM Systems, Inc. (a)	271,000	37,316,700
Euronet Worldwide, Inc. (a)	905,977	90,797,015
ExlService Holdings, Inc. (a)	582,000	38,528,400
Fidelity National Information Services, Inc.	281,177	30,667,975
FleetCor Technologies, Inc. (a)	449,840	102,491,546
Genpact Ltd.	2,525,388	77,302,127
Global Payments, Inc.	281,076	35,809,082
Indra Sistemas SA (a)	819,300	9,403,089
Leidos Holdings, Inc.	75,200	5,200,832
PayPal Holdings, Inc. (a)	210,200	18,463,968
Sabre Corp.	280,700	7,320,656
Total System Services, Inc.	1,174,210	115,941,495
Visa, Inc. Class A	301,800	45,297,162
Worldpay, Inc. (a)	351,800	35,626,786
		774,822,636
Semiconductors & Semiconductor Equipment - 1.9%
Cree, Inc. (a)	100	3,787
NVIDIA Corp.	197,933	55,623,132
Qualcomm, Inc.	776,800	55,952,904
Semtech Corp. (a)	899,651	50,020,596
		161,600,419
Software - 4.5%
Activision Blizzard, Inc.	1,297,400	107,930,706
CDK Global, Inc.	1,065,400	66,651,424
Electronic Arts, Inc. (a)	973,490	117,295,807
Fair Isaac Corp. (a)	196,200	44,841,510
Intuit, Inc.	161,397	36,701,678
Take-Two Interactive Software, Inc. (a)	106,863	14,746,025
		388,167,150

TOTAL INFORMATION TECHNOLOGY		1,825,463,623

MATERIALS - 7.8%
Chemicals - 5.9%
Ashland Global Holdings, Inc.	263,226	22,074,132
Cabot Corp.	408,000	25,589,760
Celanese Corp. Class A	310,600	35,408,400
CF Industries Holdings, Inc.	812,400	44,227,056
H.B. Fuller Co.	287,475	14,853,833
Innospec, Inc.	121,109	9,295,116
LG Chemical Ltd.	99,308	32,709,496
LyondellBasell Industries NV Class A	717,000	73,499,670
Orion Engineered Carbons SA	668,600	21,462,060
Platform Specialty Products Corp. (a)	3,588,200	44,744,854
PPG Industries, Inc.	122,700	13,390,251
The Chemours Co. LLC	1,732,700	68,337,688
The Mosaic Co.	2,697,600	87,618,048
W.R. Grace & Co.	102,600	7,331,796
Westlake Chemical Corp.	71,800	5,967,298
		506,509,458
Construction Materials - 0.1%
nVent Electric PLC	100,500	2,729,580
Taiheiyo Cement Corp.	221,600	6,953,036
		9,682,616
Containers & Packaging - 1.5%
Aptargroup, Inc.	178,530	19,234,822
Avery Dennison Corp.	13,677	1,481,903
Ball Corp.	169,500	7,456,305
Crown Holdings, Inc. (a)	971,800	46,646,400
Packaging Corp. of America	416,627	45,699,816
WestRock Co.	146,834	7,846,809
		128,366,055
Metals & Mining - 0.3%
B2Gold Corp. (a)	4,312,000	9,814,795
Continental Gold, Inc. (a)	147,900	301,147
First Quantum Minerals Ltd.	807,000	9,190,547
Guyana Goldfields, Inc. (a)	785,200	1,732,528
New Gold, Inc. (a)	790,044	623,888
Randgold Resources Ltd. sponsored ADR	58,532	4,129,433
Tahoe Resources, Inc. (a)	686,100	1,896,316
Torex Gold Resources, Inc. (a)	117,800	1,000,477
		28,689,131

TOTAL MATERIALS		673,247,260

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Extra Space Storage, Inc.	143,900	12,467,496
Hibernia (REIT) PLC	12,648,149	20,852,889
JBG SMITH Properties	306,900	11,303,127
Outfront Media, Inc.	356,500	7,112,175
Safestore Holdings PLC	3,353,201	22,770,629
Store Capital Corp.	730,591	20,303,124
Urban Edge Properties	28,500	629,280
VEREIT, Inc.	833,950	6,054,477
		101,493,197
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	427,123	18,836,124
Hysan Development Co. Ltd.	894,000	4,516,622
Olav Thon Eiendomsselskap A/S	428,500	7,865,815
Sino Land Ltd.	3,782,388	6,484,080
Tai Cheung Holdings Ltd.	1,653,000	1,689,245
Wing Tai Holdings Ltd.	4,421,600	6,307,099
		45,698,985

TOTAL REAL ESTATE		147,192,182

UTILITIES - 2.2%
Electric Utilities - 0.9%
Exelon Corp.	357,800	15,621,548
Vistra Energy Corp. (a)	2,322,806	57,791,413
		73,412,961
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	2,208,000	8,983,349
ENN Energy Holdings Ltd.	243,416	2,114,403
		11,097,752
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	7,580,500	106,127,000

TOTAL UTILITIES		190,637,713

TOTAL COMMON STOCKS
(Cost $6,516,673,084)		8,625,790,246

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%
(Cost $610,144)	30,086	792,766

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.11% (f)	17,622,930	17,626,455
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	52,651,360	52,656,626
TOTAL MONEY MARKET FUNDS
(Cost $70,283,081)		70,283,081
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,587,566,309)		8,696,866,093
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(56,498,236)
NET ASSETS - 100%		$8,640,367,857

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,300,766 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,705
Fidelity Securities Lending Cash Central Fund	266,845
Total	$380,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dine Brands Global, Inc.	$63,970,530	$--	$27,472,920	$2,173,815	$(5,556,948)	$43,799,490	$74,740,152
Total	$63,970,530	$--	$27,472,920	$2,173,815	$(5,556,948)	$43,799,490	$74,740,152

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$880,746,296	$880,746,296	$--	$--
Consumer Staples	304,103,868	304,103,846	--	22
Energy	783,364,431	783,364,431	--	--
Financials	1,536,020,068	1,526,272,997	9,747,071	--
Health Care	1,230,723,388	1,230,723,388	--	--
Industrials	1,055,084,183	1,055,084,183	--	--
Information Technology	1,825,463,623	1,825,463,623	--	--
Materials	673,247,260	673,247,260	--	--
Real Estate	147,192,182	147,192,182	--	--
Utilities	190,637,713	190,637,713	--	--
Money Market Funds	70,283,081	70,283,081	--	--
Total Investments in Securities:	$8,696,866,093	$8,687,119,000	$9,747,071	$22

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

September 30, 2018

VIPVS-QTLY-1118
1.808798.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	399,710	$2,797,970
Hotels, Restaurants & Leisure - 3.4%
Eldorado Resorts, Inc. (a)	110,500	5,370,300
The Stars Group, Inc. (a)	100,200	2,494,980
U.S. Foods Holding Corp. (a)	207,400	6,392,068
		14,257,348
Household Durables - 2.1%
D.R. Horton, Inc.	92,200	3,888,996
Mohawk Industries, Inc. (a)	27,002	4,734,801
		8,623,797
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	142,100	3,156,041
Leisure Products - 1.0%
Mattel, Inc. (b)	269,500	4,231,150
Media - 4.3%
Discovery Communications, Inc. Class A (a)(b)	92,000	2,944,000
GCI Liberty, Inc. (a)	91,000	4,641,000
Liberty Global PLC Class C (a)	129,100	3,635,456
Nexstar Broadcasting Group, Inc. Class A	37,200	3,028,080
The Walt Disney Co.	32,900	3,847,326
		18,095,862
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	72,000	5,871,600
Specialty Retail - 1.1%
Lowe's Companies, Inc.	38,600	4,432,052

TOTAL CONSUMER DISCRETIONARY		61,465,820

CONSUMER STAPLES - 5.1%
Food Products - 1.5%
Darling International, Inc. (a)	327,463	6,326,585
Household Products - 1.4%
Spectrum Brands Holdings, Inc.	79,500	5,940,240
Personal Products - 0.8%
Coty, Inc. Class A	268,100	3,367,336
Tobacco - 1.4%
British American Tobacco PLC (United Kingdom)	124,163	5,788,540

TOTAL CONSUMER STAPLES		21,422,701

ENERGY - 8.5%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	142,200	4,810,626
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	73,800	4,974,858
Cheniere Energy, Inc. (a)	69,300	4,815,657
Encana Corp.	290,000	3,801,107
Lundin Petroleum AB	148,900	5,699,730
Noble Energy, Inc.	219,700	6,852,443
Valero Energy Corp.	38,000	4,322,500
		30,466,295

TOTAL ENERGY		35,276,921

FINANCIALS - 18.1%
Banks - 4.1%
U.S. Bancorp	165,616	8,746,181
Wells Fargo & Co.	153,330	8,059,025
		16,805,206
Capital Markets - 7.2%
Ameriprise Financial, Inc.	36,600	5,404,356
Apollo Global Management LLC Class A	208,213	7,193,759
Invesco Ltd.	157,800	3,610,464
State Street Corp.	64,100	5,370,298
The Blackstone Group LP	219,000	8,339,520
		29,918,397
Consumer Finance - 4.1%
OneMain Holdings, Inc. (a)	129,000	4,335,690
SLM Corp. (a)	342,300	3,816,645
Synchrony Financial	291,700	9,066,036
		17,218,371
Diversified Financial Services - 0.3%
Donnelley Financial Solutions, Inc. (a)	69,000	1,236,480
Insurance - 2.4%
American International Group, Inc.	78,100	4,158,044
Chubb Ltd.	44,100	5,893,524
		10,051,568

TOTAL FINANCIALS		75,230,022

HEALTH CARE - 5.0%
Health Care Providers & Services - 2.2%
Cigna Corp.	17,400	3,623,550
CVS Health Corp.	69,800	5,494,656
		9,118,206
Pharmaceuticals - 2.8%
Allergan PLC	19,600	3,733,408
Jazz Pharmaceuticals PLC (a)	47,300	7,952,549
		11,685,957

TOTAL HEALTH CARE		20,804,163

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	25,200	6,453,216
United Technologies Corp.	23,400	3,271,554
		9,724,770
Airlines - 1.0%
American Airlines Group, Inc.	97,500	4,029,675
Commercial Services & Supplies - 1.1%
The Brink's Co.	67,900	4,736,025
Construction & Engineering - 1.4%
AECOM (a)	176,600	5,767,756
Machinery - 1.0%
WABCO Holdings, Inc. (a)	34,300	4,045,342
Professional Services - 0.8%
Nielsen Holdings PLC	125,200	3,463,032
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (a)	99,000	5,694,480
Fortress Transportation & Infrastructure Investors LLC	153,000	2,781,540
HD Supply Holdings, Inc. (a)	114,900	4,916,571
		13,392,591
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	53,100	2,449,503

TOTAL INDUSTRIALS		47,608,694

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	124,400	3,826,544
Electronic Equipment & Components - 0.7%
Avnet, Inc.	67,492	3,021,617
IT Services - 5.8%
Cognizant Technology Solutions Corp. Class A	38,700	2,985,705
Conduent, Inc. (a)	241,100	5,429,572
DXC Technology Co.	48,900	4,573,128
First Data Corp. Class A (a)	215,500	5,273,285
Leidos Holdings, Inc.	82,100	5,678,036
		23,939,726
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	38,300	3,274,650
Qualcomm, Inc.	74,500	5,366,235
		8,640,885
Software - 1.0%
Micro Focus International PLC	226,200	4,206,609

TOTAL INFORMATION TECHNOLOGY		43,635,381

MATERIALS - 7.6%
Chemicals - 5.5%
DowDuPont, Inc.	99,818	6,419,296
LyondellBasell Industries NV Class A	49,508	5,075,065
Nutrien Ltd.	111,600	6,443,795
Westlake Chemical Corp.	60,300	5,011,533
		22,949,689
Construction Materials - 0.8%
Eagle Materials, Inc.	42,300	3,605,652
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	110,500	5,304,000

TOTAL MATERIALS		31,859,341

REAL ESTATE - 12.1%
Equity Real Estate Investment Trusts (REITs) - 11.1%
American Tower Corp.	67,200	9,764,160
Douglas Emmett, Inc.	132,900	5,012,988
Equinix, Inc.	18,500	8,008,465
Equity Lifestyle Properties, Inc.	77,100	7,436,295
National Retail Properties, Inc.	172,500	7,731,450
Public Storage	39,800	8,024,874
		45,978,232
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	96,600	4,260,060

TOTAL REAL ESTATE		50,238,292

UTILITIES - 6.6%
Electric Utilities - 2.4%
PPL Corp.	342,100	10,009,846
Multi-Utilities - 4.2%
Ameren Corp.	122,500	7,744,450
Sempra Energy	86,761	9,869,064
		17,613,514

TOTAL UTILITIES		27,623,360

TOTAL COMMON STOCKS
(Cost $368,745,023)		415,164,695

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.11% (c)	1,689,708	1,690,046
Fidelity Securities Lending Cash Central Fund 2.11% (c)(d)	962,118	962,215
TOTAL MONEY MARKET FUNDS
(Cost $2,652,261)		2,652,261
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $371,397,284)		417,816,956
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,520,022)
NET ASSETS - 100%		$416,296,934

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,193
Fidelity Securities Lending Cash Central Fund	64,213
Total	$87,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$61,465,820	$61,465,820	$--	$--
Consumer Staples	21,422,701	15,634,161	5,788,540	--
Energy	35,276,921	35,276,921	--	--
Financials	75,230,022	75,230,022	--	--
Health Care	20,804,163	20,804,163	--	--
Industrials	47,608,694	47,608,694	--	--
Information Technology	43,635,381	39,428,772	4,206,609	--
Materials	31,859,341	31,859,341	--	--
Real Estate	50,238,292	50,238,292	--	--
Utilities	27,623,360	27,623,360	--	--
Money Market Funds	2,652,261	2,652,261	--	--
Total Investments in Securities:	$417,816,956	$407,821,807	$9,995,149	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018